Intangible assets (Details Narrative) € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Notes and other explanatory information [abstract]
Trade mark fee	$ 549,000	€ 0.5
Impairment of license			$ 212
Impairment of license			$ 372,000